Convertible loans receivable and payable (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 $ / shares	Jun. 30, 2019 USD ($)	Apr. 03, 2019 $ / shares shares
Disclosure of detailed information about borrowings [line items]
Date of acquisition		Apr. 03, 2019
Number of shares issued | shares		86,607,305	43,402,434
Convertible Loan Receivable			$ 1,922
Derivative asset		4,440	35
Gain on derivative warrant liability		46	590
Derivative warrant liability			711
Short-term secured convertible loan agreements with Pierre Lassonde and two other lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,500
Interest rate	15.00%
Maturity date	July 1, 2019
Conversion price | $ / shares				$ 3.1231
Warrants issued | shares		1,074,999
Exercisable price of warrants | $ / shares				$ 3.1231
Exercisable period of warrants		5 years
Interest expense		$ 300	200
Derivative asset		200
Loss on derivative option		200	100
Gain on derivative warrant liability		100	$ 600
Derivative warrant liability		$ 1,300			$ 700
Short-term secured convertible loan agreements with Pierre Lassonde and two other lenders [Member] | Extended Period [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	18.00%
Maturity date	October 1, 2019
Convertible loan to Pershing [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		16.00%
Maturity date		June 1, 2019
Number of shares issued | shares						2,763,518
Par value per Share | $ / shares						$ 2.09
Convertible Loan Receivable		$ 2,800
Fair value of conversion option